FINANCIAL RISK MANAGEMENT (Details 14) - PEN (S/) S/ in Thousands		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial risks management [Line Items]
Cash and due from banks	[1]	S/ 22,168,516			S/ 23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		4,082,942	[1]	S/ 7,480,420	7,480,420	[1]
At fair value through profit or loss		3,512,445			4,024,737
At fair value through other comprehensive income		25,195,835	[1]		0
Available-for-sale		0			24,423,891	[1]
Amortized cost		1,292,203	[1]		0
Loans, net	[1]	105,806,998			95,977,277
Financial assets designated at fair value through profit or loss	[1]	521,186			537,685
Other assets		3,072,777			2,460,951
Total monetary assets		177,263,201	[1]		170,472,283	[1]	S/ 156,435,000
Deposits and obligations		(104,551,310)			(97,170,411)
Payables from repurchase agreements and security Lendings		(9,415,357)			(13,415,843)
Due to bank and correspondents		(8,448,140)			(7,996,889)
Financial liabilities at fair value through profit or loss		(362,310)			(168,089)
Technical reserves for claims and insurance premiums		(8,452,671)			(7,443,760)
Bonds and notes issued		(15,457,540)			(16,242,257)
Other liabilities		(5,050,136)			(5,014,112)
Total monetary liabilities		(152,997,125)			(148,218,580)		S/ (136,319,000)
Forwards position, net		(309)			15,819
Currency swaps position, net		0			3,172
Cross currency swaps position, net		0			(3,172)
Options, net		0			0
Net monetary position		17,532,343			14,130,834
Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks		22,168,516			23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		4,082,942			7,480,420
At fair value through profit or loss		3,512,445			4,024,737
At fair value through other comprehensive income		24,547,256			0
Available-for-sale		0			22,312,608
Amortized cost		4,154,838			0
Held-to-maturity		0			4,413,373
Loans, net		105,806,998			95,977,277
Financial assets designated at fair value through profit or loss		521,186			537,685
Other assets		5,735,597			4,365,508
Total monetary assets		170,529,778			162,333,595
Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations		(104,551,310)			(97,170,411)
Payables from repurchase agreements and security Lendings		(9,415,357)			(13,415,843)
Due to bank and correspondents		(8,448,140)			(7,996,889)
Financial liabilities at fair value through profit or loss		(362,310)			(168,089)
Technical reserves for claims and insurance premiums		(8,452,671)			(7,443,760)
Bonds and notes issued		(15,457,540)			(16,242,257)
Other liabilities		(6,309,798)			(5,781,331)
Total monetary liabilities		(152,997,126)			(148,218,580)
Gains (losses) on net monetary position		17,532,652			14,115,015
The Soles [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net		1,820,527			859,439
Currency swaps position, net		(199,746)			370,697
Cross currency swaps position, net		(1,833,236)			(1,725,567)
Options, net		(23,414)			60,704
Net monetary position		15,840,989			12,846,495
The Soles [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks		3,582,390			3,149,300
Cash collateral, reverse repurchase agreements and securities borrowings		6,654			119,976
At fair value through profit or loss		541,649			2,222,061
At fair value through other comprehensive income		16,758,808			0
Available-for-sale		0			13,804,121
Amortized cost		3,239,330			0
Held-to-maturity		0			3,453,790
Loans, net		61,665,634			56,226,385
Financial assets designated at fair value through profit or loss		44,109			48,454
Other assets		2,561,684			1,219,985
Total monetary assets		88,400,258			80,244,072
The Soles [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations		(51,559,266)			(43,334,026)
Payables from repurchase agreements and security Lendings		(5,914,736)			(10,155,790)
Due to bank and correspondents		(3,442,620)			(3,229,753)
Financial liabilities at fair value through profit or loss		(35,220)			(3,094)
Technical reserves for claims and insurance premiums		(4,318,973)			(3,632,896)
Bonds and notes issued		(3,599,610)			(3,869,494)
Other liabilities		(3,452,975)			(2,737,797)
Total monetary liabilities		(72,323,400)			(66,962,850)
Gains (losses) on net monetary position		16,076,858			13,281,222
US Dollars [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net		(1,719,788)			(824,434)
Currency swaps position, net		199,512			(371,301)
Cross currency swaps position, net		1,918,994			1,814,960
Options, net		23,414			(60,704)
Net monetary position		998,747			1,199,624
US Dollars [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks		17,117,551			18,578,798
Cash collateral, reverse repurchase agreements and securities borrowings		3,362,285			6,915,937
At fair value through profit or loss		733,801			209,543
At fair value through other comprehensive income		7,057,303			0
Available-for-sale		0			7,697,970
Amortized cost		915,508			0
Held-to-maturity		0			959,583
Loans, net		37,032,752			33,580,636
Financial assets designated at fair value through profit or loss		477,077			489,231
Other assets		2,765,000			2,268,659
Total monetary assets		69,461,277			70,700,357
US Dollars [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations		(44,122,875)			(45,875,469)
Payables from repurchase agreements and security Lendings		(1,860,424)			(1,582,783)
Due to bank and correspondents		(4,751,314)			(4,463,659)
Financial liabilities at fair value through profit or loss		(58,031)			(26,057)
Technical reserves for claims and insurance premiums		(4,131,263)			(3,809,742)
Bonds and notes issued		(11,752,328)			(12,271,451)
Other liabilities		(2,208,427)			(2,030,093)
Total monetary liabilities		(68,884,662)			(70,059,254)
Gains (losses) on net monetary position		576,615			641,103
Other Currency [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net		(101,048)			(19,186)
Currency swaps position, net		234			3,776
Cross currency swaps position, net		(85,758)			(92,565)
Options, net		0			0
Net monetary position		692,607			84,715
Other Currency [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks		1,468,575			1,493,889
Cash collateral, reverse repurchase agreements and securities borrowings		714,003			444,507
At fair value through profit or loss		2,236,995			1,593,133
At fair value through other comprehensive income		731,145			0
Available-for-sale		0			810,517
Amortized cost		0			0
Held-to-maturity		0			0
Loans, net		7,108,612			6,170,256
Financial assets designated at fair value through profit or loss		0			0
Other assets		408,913			876,864
Total monetary assets		12,668,243			11,389,166
Other Currency [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations		(8,869,169)			(7,960,916)
Payables from repurchase agreements and security Lendings		(1,640,197)			(1,677,270)
Due to bank and correspondents		(254,206)			(303,477)
Financial liabilities at fair value through profit or loss		(269,059)			(138,938)
Technical reserves for claims and insurance premiums		(2,435)			(1,122)
Bonds and notes issued		(105,602)			(101,312)
Other liabilities		(648,396)			(1,013,441)
Total monetary liabilities		(11,789,064)			(11,196,476)
Gains (losses) on net monetary position		S/ 879,179			S/ 192,690

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).